BENNETT H. GOLDSTEIN
Attorney at Law
1132 SW 19th Ave., No. 106
Portland, Oregon 97205
Tel. (503) 294-0940 email: bhgoldatty@aol.com Fax (503) 294-7918

November 14, 2007
Via Overnight Mail and Telecopy
Jessica Livingstone, Senior Attorney
U. S. Securities and Exchange Commission
Mail Stop 4561
100 “F” Street
Washington, D.C. 20549-4561
Re:      Citizens Bancorp — Proxy No. 0-23277 and 13E-3 No. 5-81499
Dear Ms. Livingstone:
     In response to your comment letter of November 13, 2007, Citizens Bancorp has filed or will file a third amended Proxy Statement. This letter responds specifically to the comments in your November 13 letter.
Comment 1 — Background of the Reclassification
          The additional disclosures concerning the discussion of a price above $23.50 are provided in the following revised paragraphs (new text underlined):
          The Board also decided at the August 14 meeting that a 7% dividend preference for Series A Preferred Stock was appropriate, and that a cash payment of $23.50 per share would be made to shareholders who owned less than 250 shares. The $23.50 per share price was determined after discussion of the Southard Financial stock valuation. Southard had placed a range of value on the stock of between $19.00 and $23.50 per share as of June 30, 2007. The Board discussed various values for the cash out, including a price between the upper and lower values placed by Southard Financial, and a price above the high end of Southard Financial’s range of values. A price of $25.00 per share was proposed for discussion by William V. Humphreys Sr. based on his qualitative views and opinion of the value of Citizens Bancorp. However, Mr. Humphreys did not prepare or distribute to the Board any separate formal analysis of the stock price.

Jessica Livingstone, Senior Attorney
November 14, 2007

          After further discussion of the Southard Financial valuation and Mr. Humphrey’s proposal, the Board decided that a price above $23.50 could not be justified in light of Southard Financial’s valuation, but that the high end of the range, $23.50 per share, was justified because shareholders who would be cashed out in the Reclassification would not be retaining an equity interest in the Company. The Board’s decision was qualitative, in that it felt the value range arrived at by Southard Financial was fair under all the circumstances, and the Board did not prepare its own quantitative analysis. The Board also recognized and agreed that $23.50 would be the value used for persons exercising dissenters’ rights. The Board directed management to work on a final proxy statement to be reviewed by the Board and filed with the SEC.
Comment 2 — Recommendation of the Board
          Under the subheading, “Fairness Opinion and Valuation,” the following disclosure is made: “In connection with its fairness determination, the Board obtained and adopted a fairness opinion from Southard Financial, an independent valuation firm.” (Emphasis supplied.)
          In the interests of clearer disclosure, the following text was added under the heading shown:
FAIRNESS OF THE RECLASSIFICATION —
SUBSTANTIVE FAIRNESS
          The Board considered numerous factors, discussed below, in reaching its conclusions that the Rule 13e-3 Transaction is substantively fair to our unaffiliated shareholders who will receive Series A Preferred Stock or cash, and to our unaffiliated shareholders who will retain their shares of common stock. In reaching these conclusions, the Board considered all of the factors as a whole, and did not assign specific weights to particular factor. In reaching its own conclusions as to fairness, however, the Board adopted the fairness opinion of Southard Financial. A copy of the fairness opinion is attached as Appendix C to this Proxy Statement.

Jessica Livingstone, Senior Attorney
November 14, 2007

          Please don’t hesitate to contact me with any questions about this response.
Very truly yours,
/s/ Bennett H. Goldstein
Bennett H. Goldstein
BHG:jck
Cc:	Lark E. Wysham, CFO, Citizens Bancorp Southard Financial David Lyon, SEC